Financial risk management - Credit loss allowances of financial assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income, category [member]
Impairment information by credit risk of financial assets [Line Items]
Credit loss allowance recognised	₩ 38,346	₩ 42,477